Provisions	12 Months Ended
Sep. 30, 2018
Provisions
Provisions

Note 28. Provisions

Accounting policy

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave

Long service leave must be granted to employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases which are then discounted.

Employee benefits – annual leave and other employee benefits

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for impairment on credit commitments

The Group is committed to provide facilities and guarantees as explained in Note 31. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for impairment is calculated using the same methodology as the provision for impairment charges on loans (refer to Note 14).

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost to the Group of these matters (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Further information on regulatory action and internal reviews is included in the contingent liabilities section of Note 31.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgments are made based on the specific facts and circumstances relating to individual events.

Payments that are expected to be incurred after more than one year are discounted at a rate which reflects both current interest rates and the risks specific to that provision.

Provisions carried for long service leave are supported by an independent actuarial report.

		Annual					Compliance,
		Leave	Litigation	Provision for			Regulation
	Long	and Other	and Non-	Impairment			and
	Service	Employee	Lending	on Credit	Leasehold	Restructuring	Remediation
$m	Leave	Benefits	Losses1	Commitments	Premises	Provisions	Provisions1	Total
Consolidated
Balance at 1 October 2017	399	737	38	253	26	5	181	1,639
Additions	77	960	97	-	4	29	414	1,581
Utilisation	(43)	(977)	(79)	-	(6)	(5)	(121)	(1,231)
Reversal of unutilised provisions	(16)	(25)	(3)	-	-	(2)	(5)	(51)
Unwinding of discount	-	-	-	4	-	-	-	4
Other	-	4	-	(18)	-	-	-	(14)

Balance at 30 September 2018	417	699	53	239	24	27	469	1,928

Parent Entity
Balance at 1 October 2017	367	644	25	224	26	5	181	1,472
Additions	72	888	71	-	4	29	392	1,456
Utilisation	(39)	(890)	(56)	-	(6)	(5)	(121)	(1,117)
Reversal of unutilised provisions	(16)	(10)	(3)	-	-	(2)	(5)	(36)
Unwinding of discount	-	-	-	3	-	-	-	3
Other	2	7	-	(21)	-	-	-	(12)

Balance at 30 September 2018	386	639	37	206	24	27	447	1,766

1Balance at 1 October 2017 has been revised for consistency.

Legislative liabilities

The Group had the following assessed liabilities as at 30 September 2018:

▪

$20 million (2017: $23 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);

▪	$9 million (2017: $9 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);

▪	$5 million (2017: $6 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);

▪	$2 million (2017: $2 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);

▪	$1 million (2017: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);

▪	$2 million (2017: $2 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and

▪	$1 million (2017: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Adequate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.